Operating Loss (Details) - Schedule of operating losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Operating Losses [Abstract]
License fee		$ (1,047)	$ 706
Realization bonus		855	13,503
Foreign exchange gain related to the realization bonus			(289)
Depreciation of Property, plant and equipment	1	8	5
Depreciation (Right-of-use asset)	50	133	86
Foreign exchange (gains)/losses	$ (3,183)	$ (1,899)	$ 239